Income Tax Benfit/Expense (Details) RM in Millions	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022	Dec. 31, 2023 USD ($)
Income Tax Benfit/Expense [Abstract]
Tax Loss Carryforwards	RM 7.3			$ 22
Deferred tax asset	RM 1.7	RM 5.3
Applicable tax rate	24.00%	24.00%	24.00%